Filed with the Securities and Exchange Commission on October 11, 2019

1933 Act Registration File No. 333-216255
1940 Act File No. 811-23234
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	7	[	X	]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	9	[	X	]
(Check appropriate box or boxes.)

BMT INVESTMENT FUNDS
(Exact Name of Registrant as Specified in Charter)
1436 Lancaster Avenue
Berwyn, PA 19312
(Address of Principal Executive Offices, including Zip Code)
Registrant’s Telephone Number, including Area Code: (610) 581-4748

Lori Buchanan Goldman BMT Investment Funds 801 Lancaster Avenue Bryn Mawr, PA 19010
(Name and Address of Agent for Service)
Copy to:

Fabio Battaglia, III, Esq. Stradley Ronon Stevens & Young, LLP. 2005 Market Street, Suite 2600 Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box)

[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 7 to the Registration Statement of Managed Portfolio Series (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 6 on Form N-1A filed on September 25, 2019. This PEA No. 7 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 6 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 7 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 7 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Lower Merion and the Commonwealth of Pennsylvania, on the 11th day of October, 2019.

BMT INVESTMENT FUNDS

By: /s/ Jennifer Dempsey Fox
Jennifer Dempsey Fox
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ George M. Chamberlain, Jr*	Trustee	October 11, 2019
George M. Chamberlain, Jr*

/s/ Jennifer Dempsey Fox	President and Principal	October 11, 2019
Jennifer Dempsey Fox	Executive Officer

/s/ H. Richard Haverstick, Jr.*	Trustee	October 11, 2019
H. Richard Haverstick, Jr.*

/s/ Francis J. Leto*	Chairman, Trustee,	October 11, 2019
Francis J. Leto*

/s/ Barbara A. Nugent*	Trustee	October 11, 2019
Barbara A. Nugent*

/s/ Marc Jenkins	Treasurer and Principal Financial Officer	October 11, 2019
Marc Jenkins

*By:	/s/ Stephen M. Wellman
Stephen M. Wellman, Attorney-in-Fact

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE

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